General information - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Jul. 21, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Oct. 31, 2019 Company	Dec. 31, 2021 USD ($) Company Solutions Integrators marketplaces
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Number of integrated solutions | Solutions						2,000
Number of systems integrators | Integrators						500
Number of marketplaces | marketplaces						200
Number of payments solutions | Solutions						150
Number of logistics companies | Company						80
Number of new holding companies after restructuring | Company					2
Name of ultimate parent of group					VTEX BRA, an operating company
Issue of equity						$ 317,809
Proceeds from issuing shares		$ 1,000	$ 30,000	$ 126,600		296,318
Share issue related cost						$ 21,491
Trading income expense on equity instruments	$ 1,253
IPO [Member] | Class A Ordinary Shares [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding | shares	21,850,000
Shares issued, Price per share | $ / shares	$ 19.00
Issue of equity	$ 317,809
Proceeds from issuing shares	296,318
Payment of underwriting discounts and commissions	19,863
Share issue related cost	$ 1,628
IPO [Member] | Class A Ordinary Shares [Member] | Group [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding | shares	13,876,702
IPO [Member] | Class A Ordinary Shares [Member] | Selling Shareholders [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding | shares	5,123,298
Over allotment Option [Member] | Class A Ordinary Shares [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Increase decrease in number of shares outstanding | shares	2,850,000